STOCKHOLDERS’ EQUITY (DEFICIT)	12 Months Ended
Dec. 31, 2025
STOCKHOLDERS’ DEFICIT:
STOCKHOLDERS’ EQUITY (DEFICIT)

NOTE 14 – STOCKHOLDERS’ EQUITY (DEFICIT)

Preferred Stock

In accordance with the Company’s bylaws, the Company has authorized a total of 2,000,000 shares of preferred stock, par value $0.01 per share, for all classes. As of December 31, 2025 and 2024 respectively, there were 88,335 and 88,335 total preferred shares issued and outstanding for all classes.

Common Stock

In accordance with the Company’s bylaws, the Company has authorized a total of 20,000,000,000 shares of common stock, par value $0.0001 per share. As of December 31, 2025 and 2024, there were 90,904,606 and 40,500,587 common shares issued, respectively.

The below table of puts from 1/12/2023 through 4/11/2023 were made by the Company under the 2022 EFA during 2023. The put from 4/28/2023 was made under the EFA dated 4/28/2023. The puts from 6/26/2023 and 7/3/2023 were made by the Company under the Amended EFA dated June 13, 2023. The 7/10/2023 put was made by the Company under the Second Amended EFA dated July 10, 2023.

Date of Put	Number of Common Shares Issued	Total Proceeds, Net of Discounts	Effective Price per Share	Net Proceeds
1/12/2023	64,130,435	$400,000	$0.006237	$370,975
1/17/2023*	11,441,647	100,000	$0.008740	100,000
1/24/2023	77,733,861	400,000	$0.005146	370,975
2/3/2023	61,173,706	300,000	$0.004904	277,975
2/17/2023	75,447,571	300,000	$0.003976	277,975
3/1/2023	83,113,044	324,000	$0.003898	300,295
3/16/2023	93,165,852	254,232	$0.002729	235,410
3/30/2023	65,465,384	166,903	$0.002549	154,195
4/11/2023	67,462,162	203,554	$0.003017	188,279
4/28/2023	91,796,875	235,000	$0.002560	208,550
6/26/2023	44,583,334	214,000	$0.004800	141,020
7/3/2023	51,442,308	274,058	$0.004200	257,020
7/10/2023	28,593,750	91,500	$0.003200	85,094
9/5/2023*	100,000,000	100,000	$0.001000	100,000
11/7/2023*	55,555,555	50,000	$0.000900	50,000
11/8/2023*	33,333,333	30,000	$0.000900	30,000
11/14/2023	18,997,442	25,180	$0.001325	22,392
11/22/2023	29,685,620	34,717	$0.001169	31,262
11/29/2023*	55,555,555	50,000	$0.000900	50,000
11/30/2023*	27,777,777	25,000	$0.000900	25,000
12/1/2023*	33,333,333	30,000	$0.000900	30,000
12/1/2023	51,275,586	47,973	$0.000936	43,590
12/11/2023	87,136,216	108,019	$0.001240	99,433
12/27/2023	67,522,014	57,909	$0.000858	52,830
1/8/2024	52,162,997	44,736	$.000858	40,580
2/29/2024	178,571,428	100,000	$.000560	100,000
8/19/2024	55,555,556	40,000	$.0007200	36,175
	1,662,012,341	$4,006,781		$3,679,025

2024 Transactions

On November 6, 2024 the Company entered into an Amendment to the 2023 Equity Financing Agreement with GHS, to which GHS agreed to Purchase $30,000,000 in shares of our Common Stock over the course of 12 months at 92% of the current market price.

The RRA provides that we shall (i) use our best efforts to file with the SEC a Registration Statement within 45 days of the date of the GHS Registration Rights Agreement; and (ii) have the Registration Statement declared effective by the SEC within 30 days after the date the GHS Registration Statement is filed with the SEC, but in no event more than 90 days after the GHS Registration Statement is filed.

The below table of puts from 1/6/2025 through 12/18/2025 were made by the Company under the EFA amended in November 2024.

Date of Put	Number of Common Shares Issued	Total Proceeds, Net of Discounts	Effective Price per Share	Net Proceeds
1/6/2025	183,202	$23,450	$0.000640	$20,783
1/14/2025	256,077	32,778	$0.000640	29,458
1/24/2025	395,308	50,619	$0.000640	46,050
1/30/2025	695,043	55,603	$0.000400	50,686
2/7/2025	622,323	49,786	$0.000399	45,276
2/18/2025	657,228	42,063	$0.000320	38,093
2/28/2025	710,373	34,098	$0.000240	30,686
3/10/2025	663,499	31,848	$0.000240	25,594
3/18/2025	1,122,820	53,895	$0.000240	40,098
3/28/2025	1,019,222	65,230	$0.000240	59,364
4/4/2025	653,076	41,797	$0.000320	37,846
4/14/2025	895,072	42,963	$0.000240	38,931
4/23/2025	906,671	58,027	$0.000320	52,940
5/1/2025	1,126,922	46,844	$0.000249	42,540
5/9/2025	941,402	43,273	$0.000190	39,219
5/21/2025	949,987	30,400	$0.000160	27,247
5/30/2025	1,127,583	36,083	$0.000160	32,532
6/10/2025	1,130,457	54,262	$0.000240	49,439
6/20/2025	917,188	44,025	$0.000236	36,912
7/2/2025	1,157,985	37,055	$0.000160	30,744
7/21/2025	1,368,561	43,793	$0.000160	37,732
8/22/2025	426,994	13,664	$0.000160	11,067
9/4/2025	537,621	17,204	$0.000160	14,200
9/12/2025	428,311	13,706	$0.000160	9,939
9/23/2025	552,036	17,665	$0.000149	13,106
10/1/2025	572,888	18,333	$0.000160	13,640
10/10/2025	576,942	18,462	$0.000160	13,744
10/28/2025	959,040	17,570	$0.018320	15,213
11/11/2025	952,716	12,576	$0.013200	10,648
11/28/2025	1,053,329	10,449	$0.009920	8,624
12/9/2025	1,677,132	50,582	$0.030160	45,909
12/18/2025	1,246,067	24,822	$0.019920	22,006
	26,498,067	$1,132,925		$993,542

Stock Options

As of December 31, 2025 and 2024, the Company had no outstanding stock options.